File No. 2-88914




               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004


                         POST-EFFECTIVE
                        AMENDMENT NO. 18


                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


           THE FIRST TRUST OF INSURED MUNICIPAL BONDS-
                      MULTI STATE, SERIES 1
                      (Exact Name of Trust)


                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)


                      1001 Warrenville Road
                     Lisle, Illinois  60532


  (Complete address of Depositor's principal executive offices)



          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    May 31, 2002
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures



                  THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust of Insured Municipal Bonds - Multi State, Series 1 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.




                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust of Insured Municipal Bonds - Multi State, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 31, 2002.

                         THE FIRST TRUST OF INSURED MUNICIPAL
                           BONDS - MULTI STATE, SERIES 1
                                    (Registrant)
                         By   NIKE SECURITIES L.P.
                                    (Depositor)


                         By   Robert M. Porcellino
                              Senior Vice President




                               S-2


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                 DATE

David J. Allen               Director            )
                             of Nike Securities  )
                             Corporation, the    )  May 31, 2002
                             General Partner of  )
                             Nike Securities L.P.)
                                                 )
Judith M. Van Kampen         Director            )
                             of Nike Securities  )  Robert M. Porcellino
                             Corporation, the    )  Attorney-in-Fact**
                             General Partner of  )
                             Nike Securities L.P.)

Karla M. Van Kampen-Pierre   Director            )
                             of Nike Securities  )
                             Corporation, the    )
                             General Partner of  )
                             Nike Securities L.P.)

David G. Wisen               Director            )
                             of Nike Securities  )
                             Corporation, the    )
                             General Partner of  )
                             Nike Securities L.P.)





       * The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.



                               S-3